Property and Equipment, Net - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant and Equipment [Line Items]
Property and equipment, at cost	$ 2,748	$ 2,743
Less accumulated depreciation	(966)	(467)
Property and equipment, net	1,782	2,276
Lab equipment [Member]
Property Plant and Equipment [Line Items]
Property and equipment, at cost	1,382	1,382
Furniture and fixtures [Member]
Property Plant and Equipment [Line Items]
Property and equipment, at cost	341	341
Computer equipment [Member]
Property Plant and Equipment [Line Items]
Property and equipment, at cost	85	85
Leasehold improvements [Member]
Property Plant and Equipment [Line Items]
Property and equipment, at cost	$ 940	$ 935